Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Total	Capital Stock	Additional Paid in Capital	Retained Earnings	Share-Based Payments Reserve	Foreign Currency Translation Reserve
Equity at beginning of period at Dec. 31, 2022	$ 1,639,787,828	$ 480,623,919	$ 460,677,234	$ 733,405,749	$ 5,984,051	$ (40,903,125)
Equity issuance	574,989,885	108,771,608	466,218,277
Share-based payments	8,001,830				8,001,830
Vested shares	0	2,204,586	8,048,945		(10,253,531)
Dividends declared	(60,307,043)			(60,307,043)
Comprehensive income for the year	324,495,925			316,637,512		7,858,413
Equity at end of period at Dec. 31, 2023	2,486,968,425	591,600,113	934,944,456	989,736,218	3,732,350	(33,044,712)
Share-based payments	8,982,488				8,982,488
Vested shares	0	2,475,270	6,355,460		(8,830,730)
Dividends declared	(64,686,487)			(64,686,487)
Repurchase of shares	(44,165,790)	(8,588,126)	(35,577,664)
Comprehensive income for the year	210,185,547			223,346,346		(13,160,799)
Equity at end of period at Dec. 31, 2024	2,597,284,183	585,487,257	905,722,252	1,148,396,077	3,884,108	(46,205,511)
Share-based payments	12,732,988	65,627	283,509		12,383,852
Vested shares	0	2,045,268	6,964,825		(9,010,093)
Dividends declared	(69,537,973)			(69,537,973)
Repurchase of shares	(36,415,845)	(7,619,972)	(28,795,873)
Comprehensive income for the year	243,693,389			241,902,323		1,791,066
Equity at end of period at Dec. 31, 2025	$ 2,747,756,742	$ 579,978,180	$ 884,174,713	$ 1,320,760,427	$ 7,257,867	$ (44,414,445)